Liabilities Related to Business Combinations and to Non-Controlling Interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details) - EUR (€)
€ in Millions
	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	€ 779
Payments made	(88)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	36
Currency translation differences	(10)
Ending balance	717
Current portion	154	€ 105
Non-current portion	563	€ 674
Bayer contingent consideration arising from acquisition of Genzyme
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	26
Payments made	(11)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(2)
Currency translation differences	0
Ending balance	13
MSD contingent consideration (European Vaccines business)
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	204
Payments made	(77)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	6
Currency translation differences	0
Ending balance	133
Shire contingent consideration arising from acquisition of Translate Bio
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	380
Payments made	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	15
Currency translation differences	(6)
Ending balance	389
Contingent consideration arising from acquisition of Amunix
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	165
Payments made	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	17
Currency translation differences	(4)
Ending balance	178
Other
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	4
Payments made	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	0
Currency translation differences	0
Ending balance	€ 4